9. STOCKHOLDERS' EQUITY (March 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Common stock, shares authorized	300,000,000		300,000,000
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ .001	$ .001
Stock issued new, shares			100,000	350,000	725,000	785,000
Proceeds from sale of stock			$ 100,000	$ 350,000	$ 725,000	$ 535,000
Sale of Stock [Member]
Stock issued new, shares	0	275,000	100,000	625,000
Proceeds from sale of stock	$ 0	$ 275,000	$ 100,000	$ 625,000